Risk Management and Financial Instruments - Schedule of Consolidated Financial Statements (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Fair value through profit or loss (1)
Financial / Overnight investments	[1]	$ 1,501,596	$ 3,350,654
National treasury bills		124,088	97,531
Derivative assets	[1]	262,706	84,468
Cash at banks	[2]	1,962,794	2,197,822
CME Margin investments	[2]	523,583	104,220
Trade accounts receivable	[2]	3,847,840	3,735,540
Related party receivables	[2]		77,355
Financial investments		45,831
Total	[2]	8,268,438	9,647,590
Amortized cost
Loans and financing		(20,768,643)	(19,326,796)
Trade accounts payable and supply chain finance		(6,588,550)	(6,194,223)
Debt with related party		(212,989)
Lease		(1,797,698)	(1,734,029)
Fair value through profit or loss
Derivative liabilities		(571,668)	(266,066)
Total		$ (29,939,548)	$ (27,521,114)

[1]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.
[2]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.